Segment and Revenue Analysis - Schedule of Generated from Different Revenue Streams (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total		$ 6,536,987	$ 5,868,771	$ 4,855,181
Product revenue - Bitcoin mining machines and related accessories [Member]
Revenue
Total				265,984
Product revenue - Telecommunication products [Member]
Revenue
Total		228,428	501,111	516,365
Product revenue - Solar and battery storage products and related accessories [Member]
Revenue
Total		564,619	570,832
Service revenue - Cryptocurrency exchange services [Member]
Revenue
Total		1,141,811	1,290,700	1,044,087
Service revenue - Cross-border payment and foreign exchange services [Member]
Revenue
Total		1,998,168	2,307,491	2,637,101
Service revenue - Rental services [Member]
Revenue
Total		1,165,027	718,139
Service revenue - SaaS data visualization and analytic solution [Member]
Revenue
Total		1,148,317	183,098
Others [Member]
Revenue
Total	[1]	$ 290,617	$ 297,400	$ 391,644

[1]	Other revenues mainly include revenue from our service management and maintenance services.